Aquisitions (Details) - Schedule of fair value of identifiable assets acquired	3 Months Ended
Mar. 31, 2022 USD ($)
Wildman Acquisition [Member]
Aquisitions (Details) - Schedule of fair value of identifiable assets acquired [Line Items]
Inventory	$ 33
Property and Equipment	34,099
Intangible - Customer List	2,253,690
Total fair value of identifiable assets acquired	2,937,222
Cash	521,174
Note Payable - Wildman	162,358
Wildman Contingent Earn-Out Liability	2,253,690
Total consideration paid	2,937,222
G.A.P. Acquisition [Member]
Aquisitions (Details) - Schedule of fair value of identifiable assets acquired [Line Items]
Inventory	91,096
Working Capital	879,486
Intangible - Customer List	2,275,290
Total fair value of identifiable assets acquired	3,245,872
Cash	1,510,872
Restricted Stock	100,000
G.A.P. Contingent Earn-Out Liability	1,635,000
Total consideration paid	$ 3,245,872